Significant Accounting Policies - Schedule of Effect on Accumulated Deficit (Detail) - Scenario, Forecast [Member] - Accounting Standard Update ("ASU") 2014-09 [Member] - Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
Jan. 01, 2018 USD ($)
Minimum [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Contract acquisition costs	$ (5,000,000)
Maximum [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Contract acquisition costs	(10,000,000)
Prepayment Contracts [Member] | Minimum [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Prepayment contracts and multiple element arrangements	345,000,000
Prepayment Contracts [Member] | Maximum [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Prepayment contracts and multiple element arrangements	355,000,000
Multiple Element Arrangements [Member] | Minimum [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Prepayment contracts and multiple element arrangements	(5,000,000)
Multiple Element Arrangements [Member] | Maximum [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Prepayment contracts and multiple element arrangements	$ (15,000,000)